VANECK DIGITAL TRANSFORMATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Australia : 4.2%
Iris Energy Ltd. (USD) * 450,337 $ 5,084,305
Underline
Canada : 15.3%
Bitfarms Ltd. (USD) * 2,260,038 5,808,298
Hive Digital Technologies
Ltd. (USD) * † 1,704,551 5,250,017
Hut 8 Corp. (USD) * 502,461 7,531,890
18,590,205
China : 6.7%
BC Technology Group Ltd.
(HKD) * 5,584,500 3,944,099
Canaan, Inc. (ADR) * † 4,272,961 4,272,106
8,216,205
Germany : 7.4%
Bitcoin Group SE 62,279 3,432,625
Northern Data AG * † 217,955 5,529,629
8,962,254
United States : 66.4%
Applied Digital Corp. * † 1,256,106 7,473,831
Bit Digital, Inc. * 1,558,701 4,956,669
Block, Inc. * 151,064 9,742,118
Cipher Mining, Inc. * † 1,211,820 5,029,053
Cleanspark, Inc. * 424,495 6,770,695
Coinbase Global, Inc. * 38,292 8,509,631
Number
of Shares Value
United States (continued)
CORE SCIENTIFIC INC * 578,685 $ 5,381,771
Galaxy Digital Holdings Ltd.
(CAD) * † 466,161 5,443,967
Marathon Digital Holdings,
Inc. * † 390,581 7,753,033
MicroStrategy, Inc. * † 5,326 7,336,458
Riot Platforms, Inc. * † 630,855 5,766,015
Terawulf, Inc. * † 1,430,177 6,364,288
80,527,529
Total Common Stocks
(Cost: $90,796,456) 121,380,498
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
15.6%
Money Market Fund: 15.6%
(Cost: $18,943,651)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 18,943,651 18,943,651
Total Investments: 115.6%
(Cost: $109,740,107) 140,324,149
Liabilities in excess of other assets:
(15.6)% (18,930,793)
NET ASSETS: 100.0% $ 121,393,356
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $31,476,912.